Loans - Loan modification (Details)	12 Months Ended
	Jun. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) loan	Jun. 30, 2024 USD ($) loan
Loans
Number of loans modified | loan		0	0
Number of loans modified in period	0
Collateral dependent loans		$ 0	$ 0